Other Financial Obligations (Details) - Schedule of other financial obligations - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of other financial obligations [Abstract]
Other Chilean obligations	$ 274,395	$ 191,258
Public sector obligations	223	455
Total	$ 274,618	$ 191,713